Benefit Plans, Plan Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Amortization of prior service (cost) credit	$ (405)	$ 196	$ 197
Prior service cost	611
Retirement Plan [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial (gain) loss	(6,038)	1,401
Accumulated benefit obligation for pension benefits	30,900	33,500
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	0	37	42
Interest cost	856	1,076	1,244
Expected return on plan assets	(2,846)	(3,020)	(2,811)
Amortization of net loss (gain)	0	0	59
Net periodic pension credit	(1,990)	(1,907)	(1,466)
Net actuarial (gain) loss included in other comprehensive income (loss)	(7,439)	(386)	(3,275)
Amortization of prior service (cost) credit	0	0
Prior service cost	0
Amortization of net (loss)	0	0	(59)
Total amount recognized in other comprehensive loss	(7,439)	(386)	(3,334)
Total amount recognized in net periodic benefit cost and other comprehensive loss	(9,429)	(2,293)	(4,800)
Postretirement Benefits [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial (gain) loss	(10,165)	(7,370)
Prior service credit	(232)	(438)
Total	(10,397)	(7,808)
Accumulated benefit obligation for pension benefits	7,016	6,609	6,134
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	75	73	65
Interest cost	190	203	239
Expected return on plan assets	(1,163)	(1,183)	(990)
Amortization of net loss (gain)	(674)	(708)	(333)
Amortization of prior service cost (credit)	405	(196)	(197)
Net periodic pension credit	(1,167)	(1,811)	(1,216)
Net actuarial (gain) loss included in other comprehensive income (loss)	(3,469)	(1,295)	(2,692)
Amortization of prior service (cost) credit	(405)	196	197
Prior service cost	611	0	0
Amortization of net gain	674	708	333
Total amount recognized in other comprehensive loss	(2,589)	(391)	(2,162)
Total amount recognized in net periodic benefit cost and other comprehensive loss	(3,756)	$ (2,202)	$ (3,378)
Amounts of net gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	1,100
Amount of prior service credit that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 313